Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ (454,364)	₺ 4,348,030	₺ 602,969
Change in cash flow hedge reserve	1,387,863	599,593	121,188
Change in cost of hedging reserve	(1,317,371)	(2,354,211)	(1,168,074)
Fair value reserve	(74,041)	(116,813)	(6,363)
Hedges of net investments in foreign operations	(316,150)	(2,358,725)	(810,674)
Remeasurements of employee termination benefits	(1,107,508)	(328,711)	(117,779)
Total, Before tax	(1,881,571)	(210,837)	(1,378,733)
Foreign currency translation differences	(538,429)	(1,414,596)	17,277
Change in cash flow hedge reserve	(54,521)	(52,780)	(10,301)
Change in cost of hedging reserve	263,474	470,843	220,269
Fair value reserve	21,841	23,162	1,245
Hedges of net investments in foreign operations	267,116	511,987	162,477
Remeasurements of employee termination benefits	220,835	65,798	23,452
Total, Tax (expense)/benefit	180,316	(395,586)	414,419
Foreign currency translation differences	(992,793)	2,933,434	620,246
Change in cash flow hedge reserve	1,333,342	546,813	110,887
Change in cost of hedging reserve	(1,053,897)	(1,883,368)	(947,805)
Fair value reserve	(52,200)	(93,651)	(5,118)
Hedges of net investments in foreign operations	(49,034)	(1,846,738)	(648,197)
Remeasurements of employee termination benefits	(886,673)	(262,913)	(94,327)
Other comprehensive income/(loss) for the year, net of income tax	₺ (1,701,255)	₺ (606,423)	₺ (964,314)